Taxation - Summary of Net Operating Loss Carryforwards (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	$ 10,314	[1]
2018 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	5,721
2019 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	3,389
2020 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	555
2021 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	75
2022 and thereafter [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	$ 574

[1]	As at December 31, 2017, the deferred tax asset and liability balances are expected to be recoverable as follows